Borrowings (Details) - AUD ($)						1 Months Ended		6 Months Ended	12 Months Ended
	May 27, 2024	Mar. 26, 2024	Feb. 02, 2024	May 05, 2023	Feb. 28, 2022	Oct. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Jan. 03, 2023	Jan. 20, 2022
Borrowings [Line Items]
Percentage of loan interest	6.00%		6.00%	12.00%						12.00%
Issued ordinary shares (in Shares)					63,807
Ordinary shares issued, value								$ 33,594,053	$ 26,608,227
Loans initially at fair value								1,119,542
Issuance of convertible notes								1,004,889	250,000
Unsecured convertible notes redeemable				$ 1
Conversion discount rate				12.00%
Convertible note, funds received								747,262
Accrued interest								97,266
Convertible note face value	$ 1		$ 1			$ 150,000	$ 25,000
Board approved amount								$ 1,000,000
Convertible note offering raising		$ 357,338
Percentage of conversion discount								22.00%
Repayment of interest
Stock price (in Dollars per share)								$ 4.46
Risk free rate								4.29%
Term								1.17
Volatility								79.00%
Derivative liability								$ 1,279,184
May 2023 Convertible Note [Member]
Borrowings [Line Items]
Issuance of convertible notes				$ 1,000,000
February 2024 Convertible Note [Member]
Borrowings [Line Items]
Issuance of convertible notes			$ 400,000
May 2024 Convertible Notes [Member]
Borrowings [Line Items]
Issuance of convertible notes	$ 1,000,000
Loan from associated entities [Member]
Borrowings [Line Items]
Loans maturity term								5 years
Percentage of loan interest								0.50%
Shareholder Loans [Member]
Borrowings [Line Items]
Percentage of loan interest											12.00%
Unsecured loan received, value											$ 1,493,445
Shareholder Loans [Member] | Ordinary shares [member]
Borrowings [Line Items]
Ordinary shares issued, value					$ 373,903